Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Current assets
Cash and cash equivalents (note 7)	$ 16,393	$ 6,678
Trade and other receivables (note 8)	2,357	290
Inventories (note 9)	2,691	4,009
Income taxes receivable	114
Prepaid expenses and other assets (note 10)	2,426	290
Total current assets	23,981	11,267
Non-current assets
Restricted cash and cash equivalents (note 7)	123	8
Investment tax credits receivable		743
Property and equipment (note 11)	10,966	11,645
Intangible assets (note 12)		7
Deferred tax assets (note 21)		75
Total non-current assets	11,089	12,478
Total assets	35,070	23,745
Current liabilities
Payables and accrued liabilities (note 13)	4,730	1,012
Provisions	385
Income taxes payable	105
Current portion of deferred revenues (note 6)	120
Current portion of lease liabilities (note 14)	271	299
Warrant liability (note 16)	1,563
DSU liability (note 17)	48
Total current liabilities	7,222	1,311
Non-current liabilities
Deferred revenues (note 6)	914
Lease liabilities (note 14)	2,039	1,399
Employee future benefits (note 15)	11,734
Total non-current liabilities	14,687	1,399
Total liabilities	21,909	2,710
Shareholders’ equity
Share capital (note 18)	22,486	13,517
Contributed surplus (note 18)	4,268	3,874
Retained earnings (accumulated deficit)	(12,110)	4,356
Accumulated other comprehensive loss	(1,483)	(712)
Total shareholders’ equity	13,161	21,035
Total liabilities and shareholders’ equity	$ 35,070	$ 23,745